Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	AUDIOCODES LTD
Document Period End Date	Dec. 31, 2022
Entity File Number	0-30070
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	1 Hayarden Street
Entity Address, Address Line Two	Airport City
Entity Address, City or Town	Lod
Entity Address, Postal Zip Code	7019900
Entity Address, Country	IL
Contact Personnel Fax Number	972-3-9764040
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001086434
Entity Common Stock, Shares Outstanding	31,688,544
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Voluntary Filers	No
Trading Symbol	AUDC
Security Exchange Name	NASDAQ
Title of 12(b) Security	Ordinary Shares, nominal value NIS 0.01 per share
ICFR Auditor Attestation Flag	true
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Firm ID	1281
Auditor Location	Israel
Business Contact [Member]
Document And Entity Information
Contact Personnel Name	Shabtai Adlersberg
Entity Address, Address Line One	1 Hayarden Street
Entity Address, Address Line Two	Airport City
Entity Address, City or Town	Lod
Entity Address, Postal Zip Code	7019900
City Area Code	972-3
Entity Address, Country	IL
Local Phone Number	976-4105